INTEREST IN ASSOCIATES - SUMMARIZED FINANCIAL INFORMATION (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
INTEREST IN ASSOCIATES
Current assets	¥ 558,024	¥ 455,660
Non-current assets	1,331,231	1,283,236
Current liabilities	(641,280)	(522,995)
Non-current liabilities	(332,901)	(328,199)
Net assets attributable to owners of the Company	774,182	746,325
Net assets attributable to non-controlling interests	140,892	141,377
PipeChina (i)
INTEREST IN ASSOCIATES
Current assets	86,335	74,012
Non-current assets	768,161	655,982
Current liabilities	(136,150)	(55,562)
Non-current liabilities	(103,243)	(104,150)
Net assets	615,103	570,282
Net assets attributable to owners of the Company	526,241	505,336
Net assets attributable to non-controlling interests	88,862	64,946
Share of net assets from associates	73,674	70,747
Carrying Amounts	73,674	70,747
Sinopec Finance Company Limited ("Sinopec Finance")
INTEREST IN ASSOCIATES
Current assets	194,458	175,139
Non-current assets	55,086	53,008
Current liabilities	(217,987)	(197,872)
Non-current liabilities	(602)	(514)
Net assets	30,955	29,761
Net assets attributable to owners of the Company	30,955	29,761
Share of net assets from associates	15,168	14,583
Carrying Amounts	15,168	14,583
Sinopec Capital Co.,Ltd. ("Sinopec Capital")
INTEREST IN ASSOCIATES
Current assets	13,140	11,871
Non-current assets	102	106
Current liabilities	(28)	(18)
Non-current liabilities	(676)	(411)
Net assets	12,538	11,548
Net assets attributable to owners of the Company	12,538	11,548
Share of net assets from associates	6,144	5,659
Carrying Amounts	6,144	5,659
Zhongtian Synergetic Energy Company Limited ("Zhongtian Synergetic Energy")
INTEREST IN ASSOCIATES
Current assets	3,532	3,721
Non-current assets	51,331	53,124
Current liabilities	(8,577)	(8,315)
Non-current liabilities	(22,216)	(28,422)
Net assets	24,070	20,108
Net assets attributable to owners of the Company	24,070	20,108
Share of net assets from associates	9,327	7,792
Carrying Amounts	9,327	7,792
Caspian Investments Resources Ltd. ("CIR")
INTEREST IN ASSOCIATES
Current assets	576	2,402
Non-current assets	870	903
Current liabilities	(822)	(699)
Non-current liabilities	(144)	(286)
Net assets	480	2,320
Net assets attributable to owners of the Company	480	2,320
Share of net assets from associates	240	1,160
Carrying Amounts	¥ 240	¥ 1,160